Expense Example, No Redemption - Class C	Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Balanced Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Balanced Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Balanced Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Balanced Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Core Equity Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Core Equity Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Core Equity Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Core Equity Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Systematic Emerging Markets Equity Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Systematic Emerging Markets Equity Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Systematic Emerging Markets Equity Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Systematic Emerging Markets Equity Fund Expense Example, No Redemption, 10 Years	Delaware Climate Solutions Fund Expense Example, No Redemption, 1 Year	Delaware Climate Solutions Fund Expense Example, No Redemption, 3 Years	Delaware Climate Solutions Fund Expense Example, No Redemption, 5 Years	Delaware Climate Solutions Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Global Growth Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Global Growth Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Global Growth Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Global Growth Fund Expense Example, No Redemption, 10 Years	Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 1 Year	Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 3 Years	Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 5 Years	Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Mid Cap Income Opportunities Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Mid Cap Income Opportunities Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Mid Cap Income Opportunities Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Mid Cap Income Opportunities Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Smid Cap Core Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Smid Cap Core Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Smid Cap Core Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Smid Cap Core Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 10 Years
USD ($)	184	569	980	2,127	184	574	988	2,146	177	550	948	2,062	183	662	1,168	2,559	202	664	1,152	2,499	188	603	1,043	2,267	180	607	1,061	2,318	167	538	934	2,043	182	603	1,050	2,291	186	611	1,062	2,314	194	600	1,032	2,233	192	621	1,076	2,338	191	616	1,067	2,318